Convertible Notes Payable	6 Months Ended
Jun. 30, 2011
Convertible Notes Payable [Abstract]
Debt Disclosure [Text Block]
3.	Convertible Notes Payable

a)
On November 15, 2010, the Company entered into a Convertible Promissory Note agreement for $10,000. Pursuant to the agreement, the loan is convertible into shares of common stock at a variable conversion price equal to the lower of 80% of the average of the lowest three closing bid prices for the common stock during the 10 trading days prior to the date of the conversion notice. The loan bears interest at 6% per year and the principal amount and any interest thereon are due on November 12, 2011.

Pursuant to ASC 815, “Derivatives and Hedging,” the Company recognized the fair value of the embedded conversion feature of $8,844 as a derivative liability and reduced the carrying value of the convertible loan to $1,156. The initial fair value of the derivative liability at November 15, 2010 of $8,844 was determined using the Black Scholes option pricing model with a quoted market price of $0.0165, a conversion price of $0.0129, expected volatility of 188%, no expected dividends, an expected term of one year and a risk-free interest rate of 0.29%. The discount on the convertible loan is accreted over the term of the convertible loan.

On January 11, 2011, the Company issued 1,097,141 restricted shares of common stock upon the conversion of the principal amount of $10,000 and accrued interest of $93. Before the conversion of the note on January 11, 2011, the Company recorded accretion of $108 and accrued interest of $18. Upon the conversion of the note, the Company recognized the unamortized discount of $8,395 as interest expense. The fair value of the derivative liability at January 11, 2011 was $7,024 and a loss of $929 was recognized on the change in fair value of the derivative liability. The fair value of the derivative liability at January 11, 2011 was determined using the Black Scholes option pricing model with a quote market price of $0.0115, a conversion price of $0.0092, expected volatility of 150%, no expected dividends, an expected term of 0.84 years and a risk-free interest rate of 0.28%.

b)
On February 1, 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. (“Asher”) for the sale of a Convertible Promissory Note (the “Note”) in the principal amount of $50,000. On February 7, 2011, Asher executed the purchase agreement and funded the Company pursuant to the terms thereof. The Company received net proceeds from the issuance of the Note in the amount of $47,000 and incurred debt financing costs of $3,000, which will be amortized over the term of the Note. The Note, which is due on November 3, 2011, bears interest at the rate of 8% per annum. All principal and accrued interest on the Note is convertible into shares of the Company’s common stock at the election of Asher at any time after 180 days from February 1st at a conversion price equal to a 39.9% discount to the average of the 3 closing bid prices of the common stock during the 10 trading day period prior to conversion. The derivative treatment would not become applicable until the Note becomes convertible on July 31, 2011.

The conversion price is reduced when the Company issues or grants i) any shares of its common stock, or ii) any warrants, rights or options (not including employee stock option plans), whether or not immediately exercisable, or iii) other securities convertible into or exchangeable for common stock, in each case for consideration (or with a conversion price) per common share less than the conversion price in effect immediately prior to the issuance or sale of such securities or instruments, or without consideration. Upon the issuance or sale of such equity securities, the conversion price shall (until another such issuance or sale) be reduced to the price equal to the price (or conversion price) of any such securities or instruments.

At any time during the period beginning on February 1, 2011 (issue date) and ending on the 90th day following the issue date, the Company has the option to redeem this note and pay the note holder 150% of the unpaid principal and accrued interest. At any time during the period beginning on the 91st day from the issue date and ending on the 180th day following the issue date, the Company has the option to redeem this note and pay the note holder 175% of the unpaid principal and accrued interest. There is no right to repay after the 181th day of issuance.

c)
On March 11, 2011, the Company entered into a Securities Purchase Agreement with Asher for the sale of a Convertible Promissory Note (the “Note”) in the principal amount of $32,500. The Company received net proceeds from the issuance of the Note in the amount of $30,000 and incurred debt financing costs of $2,500, which will be amortized over the term of the Note. The Note, which is due on December 14, 2011, bears interest at the rate of 8% per annum. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate of 22% per annum from the due date thereof until the same is paid. All principal and accrued interest on the Note is convertible into shares of the Company’s common stock at the election of Asher at any time after 180 days from March 11, 2011 at a conversion price equal to a 39.9% discount to the average of the 3 closing bid prices of the common stock during the 10 trading day period prior to conversion. The derivative treatment would not become applicable until the Note becomes convertible on September 7, 2011.

The Conversion Price is reduced when the Company issues or grants i) any shares of its common stock, or ii) any warrants, rights or options (not including employee stock option plans), whether or not immediately exercisable, or iii) other securities convertible into or exchangeable for common stock, in each case for consideration (or with a conversion price) per common share less than the conversion price in effect immediately prior to the issuance or sale of such securities or instruments, or without consideration. Upon the issuance or sale of such equity securities, the conversion price shall (until another such issuance or sale) be reduced to the price equal to the price (or conversion price) of any such securities or instruments.

At any time during the period beginning on March 11, 2011 (issue date) and ending on the 90th day following the issue date, the Company has the option to redeem this note and pay the note holder 150% of the unpaid principal and accrued interest. At any time during the period beginning on the 91st day from the issue date and ending on the 180th day following the issue date, the Company has the option to redeem this note and pay the note holder 175% of the unpaid principal and accrued interest. There is no right to repay after the 181th day of issuance.

d)
On April 12, 2011, the Company entered into a Securities Purchase Agreement with Asher for the sale of a Convertible Promissory Note (the “Note”) in the principal amount of $32,500. The Company received net proceeds from the issuance of the Note in the amount of $30,000 and incurred debt financing costs of $2,500, which will be amortized over the term of the Note. The Note, which is due on January 18, 2012, bears interest at the rate of 8% per annum. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate of 22% per annum from the due date thereof until the same is paid. All principal and accrued interest on the Note is convertible into shares of the Company’s common stock at the election of Asher at any time after 180 days from April 12, 2011 at a conversion price equal to a 39.9% discount to the average of the 3 closing bid prices of the common stock during the 10 trading day period prior to conversion. The derivative treatment would not become applicable until the Note becomes convertible on October 9, 2011.

The Conversion Price is reduced when the Company issues or grants i) any shares of its common stock, or ii) any warrants, rights or options (not including employee stock option plans), whether or not immediately exercisable, or iii) other securities convertible into or exchangeable for common stock, in each case for consideration (or with a conversion price) per common share less than the conversion price in effect immediately prior to the issuance or sale of such securities or instruments, or without consideration. Upon the issuance or sale of such equity securities, the conversion price shall (until another such issuance or sale) be reduced to the price equal to the price (or conversion price) of any such securities or instruments.

At any time during the period beginning on April 12, 2011 (issue date) and ending on the 90th day following the issue date, the Company has the option to redeem this note and pay the note holder 150% of the unpaid principal and accrued interest. At any time during the period beginning on the 91st day from the issue date and ending on the 180th day following the issue date, the Company has the option to redeem this note and pay the note holder 175% of the unpaid principal and accrued interest. There is no right to repay after the 181th day of issuance.

e)
On April 28, 2011, the Company entered into six Convertible Promissory Note agreements with various investors for a total sum of $167,500. Pursuant to the agreement, the loan is convertible into shares of common stock at a conversion price of 61.5% of the closing bid prices for the common stock on the date of the conversion notice. The loan bears interest at 6% per year and the principal amount and any interest thereon are due on December 4, 2011.

Pursuant to ASC 815, “Derivatives and Hedging,” the Company recognized the fair value of the embedded conversion feature of $176,480 as a derivative liability and reduced the carrying value of the convertible loan to $500. The initial fair value of the derivative liability at April 28, 2010 of $176,480 was determined using the Black Scholes option pricing model with a quoted market price of $0.0135, a conversion price of $0.0083, expected volatility of 191%, no expected dividends, an expected term of one year and a risk-free interest rate of 0.10%. The discount on the convertible loan is accreted over the term of the convertible loan.

On May 2, 2011, the Company issued 19,475,016 restricted shares of common stock upon the conversion of the principal amount of $167,500 and accrued interest of $110. Upon the conversion of the note, the Company recognized the unamortized discount of $167,500 as interest expense. The fair value of the derivative liability at May 2, 2011 was $229,143 and a loss of $61,643 was recognized on the change in fair value of the derivative liability. The fair value of the derivative liability at May 2, 2011 was determined using the Black Scholes option pricing model with a quote market price of $0.0170, a conversion price of $0.0086, expected volatility of 195%, no expected dividends, an expected term of 0.59 years and a risk-free interest rate of 0.10%.

f)
On June 1, 2011, the Company entered into a Securities Purchase Agreement with Asher for the sale of a Convertible Promissory Note (the “Note”) in the principal amount of $32,500. The Company received net proceeds from the issuance of the Note in the amount of $30,000 and incurred debt financing costs of $2,500, which will be amortized over the term of the Note. The Note, which is due on March 6, 2012, bears interest at the rate of 8% per annum. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate of 22% per annum from the due date thereof until the same is paid. All principal and accrued interest on the Note is convertible into shares of the Company’s common stock at the election of Asher at any time after 180 days from June 1, 2011 at a conversion price equal to a 39.9% discount to the average of the 3 closing bid prices of the common stock during the 10 trading day period prior to conversion. The derivative treatment would not become applicable until the Note becomes convertible on November 28, 2011.

The Conversion Price is reduced when the Company issues or grants i) any shares of its common stock, or ii) any warrants, rights or options (not including employee stock option plans), whether or not immediately exercisable, or iii) other securities convertible into or exchangeable for common stock, in each case for consideration (or with a conversion price) per common share less than the conversion price in effect immediately prior to the issuance or sale of such securities or instruments, or without consideration. Upon the issuance or sale of such equity securities, the conversion price shall (until another such issuance or sale) be reduced to the price equal to the price (or conversion price) of any such securities or instruments.

At any time during the period beginning on June 1, 2011 (issue date) and ending on the 90th day following the issue date, the Company has the option to redeem this note and pay the note holder 150% of the unpaid principal and accrued interest. At any time during the period beginning on the 91st day from the issue date and ending on the 180th day following the issue date, the Company has the option to redeem this note and pay the note holder 175% of the unpaid principal and accrued interest. There is no right to repay after the 181th day of issuance.

g)
On June 1, 2011, the Company entered into a Convertible Promissory Note agreement for $55,000. Pursuant to the agreement, the loan is convertible into shares of common stock at a variable conversion price equal to the lower of 70% of the average of the lowest three closing bid prices for the common stock during the 10 trading days prior to the date of the conversion notice. The loan bears interest at 8% per year and the principal amount and any interest thereon are due on May 31, 2012.

Pursuant to ASC 815, “Derivatives and Hedging,” the Company recognized the fair value of the embedded conversion feature of $79,141 as a derivative liability and reduced the carrying value of the convertible loan to $500. The initial fair value of the derivative liability at June 1, 2011 of $79,141 was determined using the Black Scholes option pricing model with a quoted market price of $0.0180, a conversion price of $0.0094, expected volatility of 186%, no expected dividends, an expected term of one year and a risk-free interest rate of 0.18%. The discount on the convertible loan is accreted over the term of the convertible loan.

h)
On June 17, 2011, the Company entered into a Convertible Promissory Note agreement for $10,000. Pursuant to the agreement, the loan is convertible into shares of common stock at a variable conversion price equal to the lower of 70% of the average of the lowest three closing bid prices for the common stock during the 10 trading days prior to the date of the conversion notice. The loan bears interest at 8% per year and the principal amount and any interest thereon are due on June 16, 2012.

Pursuant to ASC 815, “Derivatives and Hedging,” the Company recognized the fair value of the embedded conversion feature of $10,949 as a derivative liability and reduced the carrying value of the convertible loan to $500. The initial fair value of the derivative liability at June 17, 2011 of $10,949 was determined using the Black Scholes option pricing model with a quoted market price of $0.0220, a conversion price of $0.0147, expected volatility of 194%, no expected dividends, an expected term of one year and a risk-free interest rate of 0.16%. The discount on the convertible loan is accreted over the term of the convertible loan.

i)
On June 17, 2011, the Company entered into a Convertible Promissory Note agreement for $25,000. Pursuant to the agreement, the loan is convertible into shares of common stock at a variable conversion price equal to the lower of 70% of the average of the lowest three closing bid prices for the common stock during the 10 trading days prior to the date of the conversion notice. The loan bears interest at 8% per year and the principal amount and any interest thereon are due on June 16, 2012.

Pursuant to ASC 815, “Derivatives and Hedging,” the Company recognized the fair value of the embedded conversion feature of $27,372 as a derivative liability and reduced the carrying value of the convertible loan to $500. The initial fair value of the derivative liability at June 17, 2011 of $27,372 was determined using the Black Scholes option pricing model with a quoted market price of $0.0220, a conversion price of $0.0147, expected volatility of 194%, no expected dividends, an expected term of one year and a risk-free interest rate of 0.16%. The discount on the convertible loan is accreted over the term of the convertible loan.

j)
On June 17, 2011, the Company entered into a Convertible Promissory Note agreement for $10,000. Pursuant to the agreement, the loan is convertible into shares of common stock at a variable conversion price equal to the lower of 80% of the average of the lowest three closing bid prices for the common stock during the 10 trading days prior to the date of the conversion notice. The loan bears interest at 8% per year and the principal amount and any interest thereon are due on June 16, 2012.

Pursuant to ASC 815, “Derivatives and Hedging,” the Company recognized the fair value of the embedded conversion feature of $9,314 as a derivative liability and reduced the carrying value of the convertible loan to $686. The initial fair value of the derivative liability at June 17, 2011 of $9,314 was determined using the Black Scholes option pricing model with a quoted market price of $0.0220, a conversion price of $0.0168, expected volatility of 194%, no expected dividends, an expected term of one year and a risk-free interest rate of 0.16%. The discount on the convertible loan is accreted over the term of the convertible loan.

k)
On June 19, 2011, the Company entered into a Convertible Promissory Note agreement for $10,000. Pursuant to the agreement, the loan is convertible into shares of common stock at a variable conversion price equal to the lower of 80% of the average of the lowest three closing bid prices for the common stock during the 10 trading days prior to the date of the conversion notice. The loan bears interest at 6% per year and the principal amount and any interest thereon are due on June 18, 2012.

Pursuant to ASC 815, “Derivatives and Hedging,” the Company recognized the fair value of the embedded conversion feature of $8,816 as a derivative liability and reduced the carrying value of the convertible loan to $1,184. The initial fair value of the derivative liability at June 19, 2011 of $8,816 was determined using the Black Scholes option pricing model with a quoted market price of $0.0220, a conversion price of $0.0176, expected volatility of 194%, no expected dividends, an expected term of one year and a risk-free interest rate of 0.16%. The discount on the convertible loan is accreted over the term of the convertible loan.